Inventories - Schedule of Reducing the Inventories at Each Balance Sheet Date (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reducing the Inventories at Each Balance Sheet Date [Line Items]
Total inventories	R$ 7,127	R$ 6,664
Stores [Member]
Schedule of Reducing the Inventories at Each Balance Sheet Date [Line Items]
Total inventories	6,498	6,033
Distribution centers [Member]
Schedule of Reducing the Inventories at Each Balance Sheet Date [Line Items]
Total inventories	1,231	1,237
Commercial agreements [Member]
Schedule of Reducing the Inventories at Each Balance Sheet Date [Line Items]
Total inventories	(505)	(525)
Allowance for loss on inventory losses and damages [Member]
Schedule of Reducing the Inventories at Each Balance Sheet Date [Line Items]
Total inventories	R$ (97)	R$ (81)